Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable | $	$ 300,000	$ 0	$ 0
Number of reportable segments	1
Number of operating segments	1
LPG [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years